PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 256	$ 158
Accumulated depreciation	114	88
Depreciated cost	142	70
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	29	21
Accumulated depreciation	8	7
Computers and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	112	77
Accumulated depreciation	70	52
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	49	31
Accumulated depreciation	24	22
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	66	29
Accumulated depreciation	$ 12	$ 7